Income Taxes (Details 7) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
IncomeTaxes [Line Items]
Deferred tax liability (asset)		$ (53,998,782)	$ (54,950,823)
Deferred taxes related to credited items (charged) directly to equity	[1]	(24,537,164)
Deferred taxes from tax loss carry forwards absortion		8,644,117	629,623
Conversion effect		(967,300)	369,646
Deferred taxes against equity		339,533	(47,228)
Other deferred movements taxes		(289,487)
Changes		(16,810,301)	952,041
Deferred tax liability (asset)		$ (70,809,083)	$ (53,998,782)

[1]	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See Note 4 - Accounting changes, letter b).